Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2022	21,843,781	$1.74	—	$—
Granted	1,605,000	1.01	—	—
Expired	(627,964)	2.54	—	—
Forfeited	(195,494)	2.30	—	—
Outstanding at June 30, 2022	22,625,323	1.67	8.06	791,894
Vested as of June 30, 2022	17,132,533	1.51	7.70	791,894
Expected to vest as of June 30, 2022	5,492,790	2.16	9.17	—

The following table summarizes stock option activity for the years ended December 31, 2021 and 2020:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value

Outstanding at December 31, 2019	14,936,726	$2.13	—	$—
Granted	15,854,166	0.60	—	—
Exercised	(2,421,657)	0.78	—	2,421,499
Expired	(1,682,658)	2.72	—	—
Forfeited	(1,599,161)	1.58	—	—
Outstanding at December 31, 2020	25,087,416	1.29	7.92	18,554,241
Granted	9,562,000	2.49	—	—
Exercised	(5,589,084)	1.50	—	7,731,175
Expired	(2,966,509)	1.69	—	—
Forfeited	(4,250,042)	1.10	—	—
Outstanding at December 31, 2021	21,843,781	1.74	8.06	4,596,393
Vested as of December 31, 2021	14,264,369	1.53	7.71	3,927,341
Expected to vest as of December 31, 2021	7,579,412	2.15	9.37	669,052

Schedule of assumptions used to estimate the fair values of the share options

Six Months Ended
	June 30, 2022	June 30, 2021
Expected term (in years)	5.51-5.53	5.51-5.54
Expected volatility	123%-124%	120%-122%
Expected dividend yield	—%	—%
Risk free interest rate	1.69%-2.87%	0.51%-1.01%

For the options with performance and service conditions, the assumptions used to estimate the fair values of the stock options granted in the year ended December 31, 2021, 2020 and 2019 are as follows:

	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Expected term (in years)	4.79-7.17	5.15-5.52	5.52
Expected volatility	112%-130%	101%-122%	98%
Expected dividend yield	—%	—%	—%
Risk free interest rate	0.51%-1.29%	0.39%-0.44%	2.51%

For the options with market conditions, the assumptions used to estimate the fair values of the stock options granted in the year ended December 31, 2021 as follows:

Expected term (in years)	1.88
Expected volatility	106.92%
Expected dividend yield	—%
Risk free interest rate	1.31%

Schedule of warrants outstanding and exercisable

		December 31,
	June 30, 2022	2021
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date
Service providers	200,000	200,000	$5.00	July 1, 2022
Service providers	550,000	700,000	2.50	July 1, 2022 - October 1, 2022
Service provider	100,000	100,000	7.50	January 1, 2023
Service provider	100,000	100,000	9.00	January 1, 2023
Total	950,000	1,100,000

A summary of the warrants is as follows:

	2021	2020
	Number of	Number of
	Warrants	Warrants
	Outstanding	Outstanding
	and	and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date
Service providers	200,000	200,000	$5.00	July 1, 2022
Service providers	700,000	700,000	2.50	February 28, 2022-October 1, 2022
Service providers	100,000	—	7.50	January 1, 2023
Service providers	100,000	—	9.00	January 1, 2023
	1,100,000	900,000

Schedule of unvested restricted shares

A summary of the unvested restricted shares is as follows:

		Weighted-average
	Shares	fair value

Non-vested restricted shares outstanding at December 31, 2020	—
Granted	5,025,000	2.46
Forfeited	—	—
Vested	(5,025,000)	2.46
Non-vested restricted shares outstanding at December 31, 2021	—	—